Expenses from Continuing Operations - Schedule of Directors Fee (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Directors’ fees
Directors’ fees	$ (136,901)
Total Directors’ fees	$ (136,901)